SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Financial Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income:
Interest income	$ 297	$ 434	$ 412
Revaluation of liabilities in respect of the purchase of shares	433
Exchange differences, net	113	122
Financial income	843	556	412
Financial expense:
Interest in respect of IIA grants	832	925	892
Revaluation of liabilities in respect of IFRS16	144	140
Revaluation of liabilities in respect of the purchase of shares		1,690	758
Exchange differences, net			219
Finance expenses in respect of deferred Revenue	247	161	164
Other	56	67	84
Financial expense	$ 1,279	$ 2,983	$ 2,117